Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Earnings Per Share [Abstract]
Reconciliation of Weighted Average Number of Common and Common Equivalent Shares Outstanding and Awards Excluded from Diluted Earnings Per Share Calculation	A reconciliation of the weighted average number of common and common equivalent shares outstanding and the number of Awards excluded from the diluted earnings per share calculation, as they were anti-dilutive, are as follows:

	Quarter Ended
	December 29, 2018	December 30, 2017
Shares (in millions):
Weighted average number of common and common equivalent shares outstanding (basic)	1,490	1,512
Weighted average dilutive impact of Awards	8	9
Weighted average number of common and common equivalent shares outstanding (diluted)	1,498	1,521
Awards excluded from diluted earnings per share	11	16

A reconciliation of the weighted average number of common and common equivalent shares outstanding and the number of Awards excluded from the diluted earnings per share calculation, as they were anti-dilutive, are as follows:

	2018	2017	2016
Weighted average number of common and common equivalent shares outstanding (basic)	1,499	1,568	1,629
Weighted average dilutive impact of Awards	8	10	10
Weighted average number of common and common equivalent shares outstanding (diluted)	1,507	1,578	1,639
Awards excluded from diluted earnings per share	12	10	6